Other Liabilities	3 Months Ended
Mar. 31, 2012
Other Liabilities [Abstract]
Other Liabilities

Note 11. Other Liabilities

Other liabilities consisted of the following (in millions):

	March 31,	December 31,
	2012	2011
Deferred gains on asset sales	$918	$933
SPG point liability	713	724
Deferred revenue including VOI and residential sales	20	17
Benefit plan liabilities	71	74
Insurance reserves	48	47
Other	177	176

	$1,947	$1,971

The Company defers gains realized in connection with the sale of a property that the Company continues to manage through a long-term management agreement and recognizes the gains over the initial term of the related agreement. As of March 31, 2012 and December 31, 2011, the Company had total deferred gains of approximately $1 billion included in accrued expenses and other liabilities in the Company’s consolidated balance sheets. Amortization of deferred gains is included in management fees, franchise fees and other income in the Company’s consolidated statements of income and totaled approximately $21 million in each of the three month periods ended March 31, 2012 and 2011.